Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	¥ 1,470,701	¥ 1,348,391
Provision for (reversal of) credit losses	(97,785)	(10,838)
Charge-offs	211,367	132,040
Recoveries collected	29,825	27,730
Net charge-offs	181,542	104,310
Less: Loans in transferred business of MUFG Union Bank		(72,098)
Other	65,863	10,313
Balance at end of period	1,257,237	1,171,458
Commercial
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	934,086	734,577
Provision for (reversal of) credit losses	(164,085)	(36,415)
Charge-offs	130,524	36,033
Recoveries collected	6,096	6,360
Net charge-offs	124,428	29,673
Less: Loans in transferred business of MUFG Union Bank		0
Other	12,307	(17)
Balance at end of period	657,880	668,472
Residential
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	69,887	82,893
Provision for (reversal of) credit losses	(5,867)	(6,943)
Charge-offs	110	1,399
Recoveries collected	11	10
Net charge-offs	99	1,389
Less: Loans in transferred business of MUFG Union Bank		0
Other	0	0
Balance at end of period	63,921	74,561
Card
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	40,768	44,217
Provision for (reversal of) credit losses	10,326	7,595
Charge-offs	8,867	8,704
Recoveries collected	431	691
Net charge-offs	8,436	8,013
Less: Loans in transferred business of MUFG Union Bank		0
Other	0	0
Balance at end of period	42,658	43,799
MUAH
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	30,365	131,755
Provision for (reversal of) credit losses	4,792	(38,568)
Charge-offs	10,083	9,459
Recoveries collected	2,270	3,335
Net charge-offs	7,813	6,124
Less: Loans in transferred business of MUFG Union Bank		(72,098)
Other	3,191	7,815
Balance at end of period	30,535	22,780
Krungsri
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	322,386	293,396
Provision for (reversal of) credit losses	39,380	42,836
Charge-offs	38,792	46,405
Recoveries collected	12,028	11,741
Net charge-offs	26,764	34,664
Less: Loans in transferred business of MUFG Union Bank		0
Other	40,167	(141)
Balance at end of period	375,169	301,427
Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	73,209	61,553
Provision for (reversal of) credit losses	17,669	20,657
Charge-offs	22,991	30,040
Recoveries collected	8,989	5,593
Net charge-offs	14,002	24,447
Less: Loans in transferred business of MUFG Union Bank		0
Other	10,198	2,656
Balance at end of period	¥ 87,074	¥ 60,419